Net (Loss) Income Per Share (Tables)	12 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted net (loss) income per share
	Year ended March 31,
	2019	2020	2021
	$	$	$
Net (loss) income attributable to Highway Holdings
Limited’s shareholders, basic and diluted	(630)	686	(461)
Shares:
Weighted average common shares used in computing basic net (loss) income per share	3,801,874	3,909,976	4,006,400
Net (loss) income per share, basic	(0.17)	0.18	(0.12)